Risk management (Details 4) R$ in Millions	Dec. 31, 2019 BRL (R$)
Over-collateralized assets
Assets with excess or insufficiency of guarantees
Carrying value of the assets	R$ 126,923
Fair value of collateral	R$ 351,951
% collateral coverage	277.00%
Over-collateralized assets | Individuals
Assets with excess or insufficiency of guarantees
Carrying value of the assets	R$ 53,899	[1]
Fair value of collateral	R$ 150,853	[1]
% collateral coverage	280.00%	[1]
Over-collateralized assets | Mortgages
Assets with excess or insufficiency of guarantees
Carrying value of the assets	R$ 39,016
Fair value of collateral	R$ 84,862
% collateral coverage	218.00%
Over-collateralized assets | Very small, small and middle-market companies, corporates and foreign loans
Assets with excess or insufficiency of guarantees
Carrying value of the assets	R$ 34,008	[2]
Fair value of collateral	R$ 116,236	[2]
% collateral coverage	342.00%	[2]
Under-collateralized assets
Assets with excess or insufficiency of guarantees
Carrying value of the assets	R$ 35,905
Fair value of collateral	R$ 29,182
% collateral coverage	81.00%
Under-collateralized assets | Individuals
Assets with excess or insufficiency of guarantees
Carrying value of the assets	R$ 2,762	[1]
Fair value of collateral	R$ 2,592	[1]
% collateral coverage	94.00%	[1]
Under-collateralized assets | Mortgages
Assets with excess or insufficiency of guarantees
Carrying value of the assets	R$ 3
Fair value of collateral	R$ 3
% collateral coverage	86.00%
Under-collateralized assets | Very small, small and middle-market companies, corporates and foreign loans
Assets with excess or insufficiency of guarantees
Carrying value of the assets	R$ 33,140	[2]
Fair value of collateral	R$ 26,587	[2]
% collateral coverage	80.00%	[2]

[1]	Vehicles and others loans.
[2]	Cayman and Luxemburgo.